Insider Trading Arragements	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Insider Trading Arrangement [LineItems]
Rule 10b5-1 Arrangement Adopted [Flag]	false	true
Rule 10b5-1 Arrangement Terminated [Flag]	false	false
Non Rule 10b5-1 Arrangement Adopted [Flag]	false	false
Non-Rule 10b5-1 Arrangement Terminated [Flag]	false	false
Material Terms of Trading Arrangement [Text Block]		On May 31, 2024, our Board of Directors adopted the Insider Trading Policy which applies to all directors, officers and employees considered to have a “special relationship” with the Company and includes certain family members. The Insider Trading Policy governs the purchase, sale and other dispositions of our securities that have regular access to material, nonpublic information about the Company in the normal course of their duties, and includes a discussion regarding material, non-public information, a blackout policy and prohibition on short selling and hedging transactions. We believe that our Insider Trading Policy is reasonably designed to promote compliance with insider trading laws, rules and regulations, and listing standards applicable to us. A copy of our insider trading policy is incorporated by reference as Exhibit 19.1 to this Annual Report on Form 10-K.